Goodwill (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Goodwill	$ 127,592,056	$ 136,969,434
Chile Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	46,705,143	44,606,234
International Business Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	48,470,769	59,947,056
Wines Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	32,416,144	32,416,144
Embotelladoras Chilenas Unidas Sa [Member] | Chile Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	25,257,686	25,257,686
Manantial Sa [Member] | Chile Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	8,879,245	8,879,245
Compania Pisquera De Chile S A [Member] | Chile Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	9,808,550	9,808,550
Los Huemules S R L [Member] | Chile Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	509	2,277
D And D Sp A [Member] | Chile Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	2,100,677	0
Cervecera Guayacan Spa [Member] | Chile Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	456,007	456,007
Cerveceria Szot Sp A [Member] | Chile Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	202,469	202,469
Ccu Argentina Sa And Subsidiaries [Member] | International Business Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	27,727,792	39,949,114
Marzurel Sa Coralina Sa And Milotur Sa [Member] | International Business Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	5,155,840	4,815,276
Bebidas Del Paraguay S A And Distribuidora Del Paraguay S A [Member] | International Business Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	5,401,679	5,244,087
Bebidas Bolivianas Bbo Sa [Member] | International Business Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	10,185,458	9,938,579
Vina San Pedro Tarapaca S A [Member] | Wines Segment [Member]
IfrsStatementLineItems [Line Items]
Goodwill	$ 32,416,144	$ 32,416,144